Shareholder Report, Holdings (Details) - Third Avenue Value Portfolio	Jun. 30, 2024 [1]
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	28.02%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.74%
CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.51%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.14%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.66%
SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.26%
ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.99%
IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Other Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.65%
Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.71%
Oil And Gas Production And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.57%
Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.92%
Transportation And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%
Automotive [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Diversified Holding Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Capital Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.02%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%
Total Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.96%

[1]	(% OF NET ASSETS)